INCOME TAXES (Schedule of loss before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Net gain (loss) from continuing operations	$ (34,480)	$ (7,008)	$ (25,384)
Cayman Islands
SEGMENT REPORTING
Net gain (loss) from continuing operations	(1,902)	(3,263)	(14,253)
USA
SEGMENT REPORTING
Net gain (loss) from continuing operations	(7,335)	(1,729)	(3,935)
Hong Kong
SEGMENT REPORTING
Net gain (loss) from continuing operations	(5,973)	(3,772)	(5,294)
Malta
SEGMENT REPORTING
Net gain (loss) from continuing operations	(16)	(14)	(1,092)
Curacao
SEGMENT REPORTING
Net gain (loss) from continuing operations	(3)	(5)	(27)
Mainland China
SEGMENT REPORTING
Net gain (loss) from continuing operations	(4,165)	(2,100)	(4,755)
British Virgin Islands
SEGMENT REPORTING
Net gain (loss) from continuing operations	(6,503)	4,192	$ 3,972
Ethiopia
SEGMENT REPORTING
Net gain (loss) from continuing operations	$ (8,583)	$ (317)